Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 759,000.00
Previously Paid Amount	0.00
Total Fee Amount	66.03
Total Offset Amount	0.00
Net Fee	66.03
Narrative - Max Aggregate Offering Price	$ 759,000.00
Final Prospectus	true